United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

	Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:		|_|;	Amendment Number:__

This Amendment (Check only one):	|_|	is a restatement
					|_| adds new holding entries

Institutional Manager Filing this Report:

Name:		Pivot Capital Advisors, LLC

Address:		52 Vanderbilt Avenue
			Suite 2005
			New York, New York 10017

13F File Number:	028-12385

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew Atha
Title:	Chief Financial Officer
Phone:	(212 328-1072

Signature, Place and Date of Signing:

				New York, NY			July 13, 2009
------------------		---------------------		--------------
[Signature]			[City, State]			[Date]

Report Type:	(Check only one):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report).

[ ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	None




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		131

Form 13F Information Table Value Total:		$ 32,691
						(x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F File number(s) of all institutional investment managers with respect to which this report is filled, other than the manager filing this report.

No.		Form 13F File Number		Name
---		--------------------		----


								FORM 13F INFORMATION TABLE
									JUNE 30, 2009

COLUMN 1				COLUMN 2	   COLUMN 3	  COLUMN 4	COLUMN 5	COLUMN 6  COLUMN 7	COLUMN 8


                                       TITLE                            VALUE     SHRS OR    SH/ PUT/   INVSTMT  OTHER      VOTING
Name of Issuer                         OF CLASS     	    CUSIP       (X$1000)  PRN AMT    PRN CALL   DSCRTN   MGRS       Sole
					---------	    -----	--------   -------   --- ----   ------   ----	    ----
3 M CO                                   COM                 88579Y101         270       4,500    SH       SOLE     None      4,500
ABERCROMBIE & FITCH                      CL A                002896207          76       3,000    SH       SOLE     None      3,000
ADVANCE AUTO PTS INC                     COM                 00751Y106         695      16,740    SH       SOLE     None     16,740
AEROPOSTALE                              COM                 007865108         240       7,000    SH       SOLE     None      7,000
AFC ENTERPRISES INC                      COM                 00104Q107         382      56,653    SH       SOLE     None     56,653
AMERICAN EAGLE OUTFITTERS INC            COM                 02553E106         237      16,739    SH       SOLE     None     16,739
AMERICAN TOWER                           COM                 029912201         284       9,000    SH       SOLE     None      9,000
ANN TAYLOR STORES CORP                   COM                 036115103          62       7,750    SH       SOLE     None      7,750
APPLE INC                                COM                 037833100         271       1,900    SH       SOLE     None      1,900
ARIBA INC                                COM                 04033V203         148      15,000    SH       SOLE     None     15,000
AT&T INC                                 COM                 00206R102         410      16,515    SH       SOLE     None     16,515
AUTOZONE INC                             COM                 053332102         378       2,500    SH       SOLE     None      2,500
BANK OF AMERICA CORP                     COM                 060505104         170      12,900    SH       SOLE     None     12,900
BED BATH BEYOND INC                      COM                 075896100         123       4,000    SH       SOLE     None      4,000
BEST BUY INC                             COM                 086516101         466      13,900    SH       SOLE     None     13,900
BIG 5 SPORTING GOODS CORP                COM                 08915P101          50       4,500    SH       SOLE     None      4,500
BIG LOTS INC                             COM                 089302103         315      15,000    SH       SOLE     None     15,000
BLACK & DECKER CORP                      COM                 091797100         229       8,000    SH       SOLE     None      8,000
BURGER KING HOLDINGS INC                 COM                 121208201         173      10,000    SH       SOLE     None     10,000
CARTER HOLDINGS INC                      COM                 146229109         148       6,000    SH       SOLE     None      6,000
CEC ENTMT INC                            COM                 125137109          76       2,585    SH       SOLE     None      2,585
CENTEX CORP                              COM                 152312104          68       8,054    SH       SOLE     None      8,054
CENTRAL GARDEN & PET CO                  COM                 153527106         119      10,825    SH       SOLE     None     10,825
CISCO SYSTEMS INC                        COM                 17275R102         268      14,386    SH       SOLE     None     14,386
CLOROX CO                                COM                 189054109         419       7,500    SH       SOLE     None      7,500
COACH INC                                COM                 189754104         108       4,000    SH       SOLE     None      4,000
COCA COLA CO                             COM                 191216100         255       5,312    SH       SOLE     None      5,312
COLLECTIVE BRANDS INC                    COM                 19421W100         153      10,500    SH       SOLE     None     10,500
COMCAST CORP                             CL A                20030N200         345      24,500    SH       SOLE     None     24,500
SELECT SECTOR SPDR TR                    SBI CONS STPLS      81369Y308         716      31,150    SH       SOLE     None     31,150
CORNING INC                              COM                 219350105         337      21,000    SH       SOLE     None     21,000
CURRENCY SHARES EUR                      ETF                 23130C108         631       4,500    SH       SOLE     None      4,500
CVS CAREMARK CORP                        COM                 126650100       1,415      44,392    SH       SOLE     None     44,392
D.R. HORTON INC                          COM                 23331A109          66       7,054    SH       SOLE     None      7,054
DARDEN RESTAURANTS INC                   COM                 237194105         198       6,002    SH       SOLE     None      6,002
DIAMONDS TR                              UNIT SER 1          252787106         481       5,685    SH       SOLE     None      5,685
DIRECTV GROUP INC                        COM                 25459L106         228       9,247    SH       SOLE     None      9,247
DISCOVERY COMMUNICATIONS NEW             COM SER A           25470F104         270      12,000    SH       SOLE     None     12,000
DOLLAR TREE INC                          COM                 256746108          63       1,500    SH       SOLE     None      1,500
DONNELLEY R R & SONS CO                  COM                 257867101          64       5,500    SH       SOLE     None      5,500
DRESS BARN INC                           COM                 261570105          72       5,000    SH       SOLE     None      5,000
DUPONT FABROS TECH REIT                  REIT                26613Q106         286      30,407    SH       SOLE     None     30,407
EATON CORP                               COM                 278058102         112       2,500    SH       SOLE     None      2,500
SELECT SECTOR SPDR TR                    SBI INT-ENERGY      81369Y506         396       8,250    SH       SOLE     None      8,250
ESTEE LAUDER COMPANIES INC               CL A                518439104         229       7,000    SH       SOLE     None      7,000
EXIDE TECHNOLOGIES                       COM                 302051206          14       3,779    SH       SOLE     None      3,779
SELECT SECTOR SPDR TR                    SBI INT-FINL        81369Y605         155      13,000    SH       SOLE     None     13,000
FOOT LOCKER INC                          COM                 344849104          47       4,500    SH       SOLE     None      4,500
FORD MOTOR COMPANY                       COM                 345370860         243      40,000    SH       SOLE     None     40,000
FORTUNE BRANDS                           COM                 349631101         330       9,500    SH       SOLE     None      9,500
GANNETT CO INC                           COM                 364730101           0           2    SH       SOLE     None          2
GAP INC                                  COM                 364760108          98       6,000    SH       SOLE     None      6,000
GENERAL ELECTRIC CO                      COM                 369604103          23       2,000    SH       SOLE     None      2,000
GENERAL MLS INC                          COM                 370334104         336       6,000    SH       SOLE     None      6,000
GENESCO INC                              COM                 371532102         129       6,852    SH       SOLE     None      6,852
GOODYEAR TIRE & RUBR CO                  COM                 382550101         343      30,420    SH       SOLE     None     30,420
GRACE W R & CO                           COM                 38388F108         124      10,000    SH       SOLE     None     10,000
GROUP 1 AUTOMOTIVE INC                   COM                 398905109         208       8,000    SH       SOLE     None      8,000
HANCOCK FABRICS INC                      COM                 409900107          42      40,000    SH       SOLE     None     40,000
HERTZ GLOBAL HOLDING                     COM                 42805T105          89      11,110    SH       SOLE     None     11,110
HEWLETT-PACKARD CO                       COM                 428236103       1,116      28,865    SH       SOLE     None     28,865
HILLTOP HLDGS INC                        COM                 432748101          67       5,609    SH       SOLE     None      5,609
HOME DEPOT INC                           COM                 437076102         408      17,257    SH       SOLE     None     17,257
HONEYWELL INTERNATIONAL INC              COM                 438516106         441      14,049    SH       SOLE     None     14,049
HSN INC                                  COM                 404303109         277      26,166    SH       SOLE     None     26,166
INTEL CORP                               COM                 458140100         222      13,436    SH       SOLE     None     13,436
INTL BUSINESS MACHS CORP                 COM                 459200101       1,182      11,317    SH       SOLE     None     11,317
ISHARES TR                               RUSSELL1000GRW      464287614          82       2,000    SH       SOLE     None      2,000
JC PENNEY CO INC                         COM                 708160106         115       4,000    SH       SOLE     None      4,000
JOHNSON CTLS INC                         COM                 478366107          81       3,750    SH       SOLE     None      3,750
JPMORGAN CHASE & CO                      COM                 46625H100         435      12,758    SH       SOLE     None     12,758
KB HOME                                  COM                 48666K109          73       5,314    SH       SOLE     None      5,314
KELLOGG CO                               COM                 487836108         210       4,500    SH       SOLE     None      4,500
KIRKLANDS INC                            COM                 497498105          72       6,000    SH       SOLE     None      6,000
KOHLS CORP                               COM                 500255104         235       5,500    SH       SOLE     None      5,500
LAMAR ADVERTISING CO                     CL A                512815101         185      12,100    SH       SOLE     None     12,100
LASERCARD CORP                           COM                 51807U101         645     194,809    SH       SOLE     None    194,809
LIBERTY MEDIA CORP NEW                   ENT COM SER A       53071M500         822      30,791    SH       SOLE     None     30,791
LEAP WIRELESS INTERNATIONAL INC          COM                 521863308         206       6,250    SH       SOLE     None      6,250
LENNAR CORP                              CL A                526057104          17       1,717    SH       SOLE     None      1,717
LIBERTY MEDIA HLDG CORP                  COM                 53071M302         176      13,000    SH       SOLE     None     13,000
LIBERTY MEDIA HLDG CORP COM              INT COM SER A       53071M104         363      72,500    SH       SOLE     None     72,500
LIMITED BRANDS INC                       COM                 532716107         144      12,000    SH       SOLE     None     12,000
LIZ CLAIBORNE INC                        COM                 539320101          69      24,000    SH       SOLE     None     24,000
LOWES COS INC                            COM                 548661107         476      24,500    SH       SOLE     None     24,500
M D C HLDGS INC MEDIUM TERM SR           COM                 552676108          47       1,556    SH       SOLE     None      1,556
MACROVISION SOLUTIONS CORP               COM                 55611C108         301      13,791    SH       SOLE     None     13,791
MERCK & CO INC                           COM                 589331107         213       7,611    SH       SOLE     None      7,611
MICROSOFT CORP                           COM                 594918104         759      31,936    SH       SOLE     None     31,936
MIDCAP SPDR TR                           UNIT SER 1          595635103         684       6,500    SH       SOLE     None      6,500
NEWS CORP                                CL A                65248E104          87       9,550    SH       SOLE     None      9,550
NVR INC                                  COM                 62944T105          61         121    SH       SOLE     None        121
OIL SVC HOLDRS TR                        DEPOSTRY RCPT       678002106          98       1,000    SH       SOLE     None      1,000
ORBITZ WORLDWIDE INC                     COM                 68557K109          29      15,000    SH       SOLE     None     15,000
OWENS ILL INC                            COM                 690768403         420      14,982    SH       SOLE     None     14,982
PEPSICO INC                              COM                 713448108         165       3,000    SH       SOLE     None      3,000
PFIZER INC                               COM                 717081103          60       4,000    SH       SOLE     None      4,000
PHILLIPS-VAN HEUSEN CORP                 COM                 718592108         129       4,500    SH       SOLE     None      4,500
PLANTRONICS INC                          COM                 727493108         154       8,170    SH       SOLE     None      8,170
PROCTER & GAMBLE CO                      COM                 742718109          26         500    SH       SOLE     None        500
PROSHARES TR                             ETF                 74347R883         138       2,500    SH       SOLE     None      2,500
PULTE HOMES INC                          COM                 745867101          67       7,620    SH       SOLE     None      7,620
QUALCOMM INC                             COM                 747525103         158       3,500    SH       SOLE     None      3,500
RADIOSHACK CORP                          COM                 750438103         105       7,500    SH       SOLE     None      7,500
REGAL ENTERTAINMENT GROUP                CL A                758766109         199      15,000    SH       SOLE     None     15,000
REGIS CORP MINN                          COM                 758932107         218      12,500    SH       SOLE     None     12,500
ROSS STORES                              COM                 778296103         386      10,000    SH       SOLE     None     10,000
SAFEWAY INC                              COM NEW             786514208         224      11,000    SH       SOLE     None     11,000
SKECHERS U S A INC                       CL A                830566105          16       1,600    SH       SOLE     None      1,600
SELECT SECTOR  SPDR TR                   S&P HOMEBUILD       78464A888          59       5,000    SH       SOLE     None      5,000
STAPLES INC                              COM                 855030102         217      10,750    SH       SOLE     None     10,750
TARGET CORP                              COM                 87612E106         190       4,826    SH       SOLE     None      4,826
SELECT SECTOR SPDR TR                    SBI INT-TECH        81369Y803         200      10,963    SH       SOLE     None     10,963
THE RYLAND GROUP INC                     COM                 783764103          78       4,626    SH       SOLE     None      4,626
THE SCOTTS MIRACLE-GRO CO                CL A                810186106         193       5,500    SH       SOLE     None      5,500
TIME WRNR INC                            COM                 887317303         479      19,009    SH       SOLE     None     19,009
TJX COS INC                              COM                 872540109         541      17,195    SH       SOLE     None     17,195
TOLL BROTHERS INC                        COM                 889478103          63       3,684    SH       SOLE     None      3,684
UNITED TECHNOLOGIES CORP                 COM                 913017109          52       1,000    SH       SOLE     None      1,000
VERIZON COMMUNICATIONS                   COM                 92343V104          28         900    SH       SOLE     None        900
VF CORP                                  COM                 918204108         121       2,185    SH       SOLE     None      2,185
VIACOM INC                               CL B                92553P201         234      10,296    SH       SOLE     None     10,296
VIRGIN MEDIA INC                         COM                 92769L101         483      51,669    SH       SOLE     None     51,669
WALGREEN CO                              COM                 931422109         398      13,550    SH       SOLE     None     13,550
WAL-MART STORES INC                      COM                 931142103         858      17,722    SH       SOLE     None     17,722
WARNACO GROUP INC                        COM                 934390402         373      11,500    SH       SOLE     None     11,500
WELLS FARGO COMPANY                      COM                 949746101          10         400    SH       SOLE     None        400
WET SEAL INC                             CL A                961840105         241      78,500    SH       SOLE     None     78,500
WILLIAMS-SONOMA INC                      COM                 969904101           6         500    SH       SOLE     None        500
WOLVERINE WORLD WIDE INC                 COM                 978097103         199       9,000    SH       SOLE     None      9,000
XEROX CORP                               COM                 984121103         129      19,848    SH       SOLE     None     19,848